Consolidated Income Statement - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	[1]	Dec. 31, 2020	[1]
Profit or loss [abstract]
Revenue	$ 32,723	$ 29,206		$ 25,888
Cost of sales	(21,844)	(19,350)		(17,323)
Gross profit	10,879	9,856		8,565
Operating costs	(6,985)	(6,525)		(6,539)
Group operating profit	3,894	3,331		2,026
(Loss)/profit on disposals	(49)	116		17
Profit before finance costs	3,845	3,447		2,043
Finance costs	(401)	(357)		(438)
Finance income	65	0		0
Other financial expense	(40)	(42)		(33)
Share of equity accounted investments’ profit/(loss)	0	55		(118)
Profit before tax from continuing operations	3,469	3,103		1,454
Income tax expense	(785)	(661)		(445)
Group profit for the financial year from continuing operations	2,684	2,442		1,009
Profit after tax for the financial year from discontinued operations	1,190	179		156
Group profit for the financial year	3,874	2,621	[2]	1,165	[2]
Equity holders of the Company
From continuing operations	2,657	2,386		966
From discontinued operations	1,190	179		156
Non-controlling interests
From continuing operations	27	56		43
Group profit for the financial year	$ 3,874	$ 2,621	[2]	$ 1,165	[2]
Basic earnings per Ordinary Share (in usd per share)	$ 5.07	$ 3.29		$ 1.43
Diluted earnings per Ordinary Share (in usd per share)	5.03	3.26		1.42
Basic earnings per Ordinary Share from continuing operations (in usd per share)	3.50	3.06		1.23
Diluted earnings per Ordinary Share from continuing operations (in usd per share)	$ 3.48	$ 3.03		$ 1.22

[1]	Restated to show the results of our former Building Envelope business in discontinued operations. See note 3 for further details.
[2]	See the Accounting Policies on page 181 for further details.